COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

30.  COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2022, the Company has the following commitments to purchase certain computer and network equipment and construction-in-progress:

	RMB	US$
For the year ending December 31,
2023	1,615,667	234,250
2024	81,478	11,813
2025	8,420	1,221
2026	874	127
2027	11,371	1,649
2028 and thereafter	104	15
	1,717,914	249,075

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2022, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
For the year ending December 31,
2023	1,075,436	155,924
2024	439,850	63,772
2025	221,724	32,147
2026	209,410	30,362
2027	36,746	5,328
2028 and thereafter	49,577	7,188
	2,032,743	294,721

30.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

Income Taxes

As of December 31, 2022, the Company has recognized an accrual of RMB87,174 (US$12,639) for unrecognized tax benefits and its interest (Note 24). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

Operating Litigation

In the ordinary course of business, the Company may from time to time be involved in legal proceedings and litigations. As of December 31, 2021 and 2022, the Company did not consider an unfavorable outcome in any material respects in the outstanding legal proceedings and litigations to be probable.